Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Nov. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Feb. 28, 2025	Jul. 22, 2024	Jun. 30, 2024
Related Party Transactions [Line Items]
Convertible loan									$ 1,200
Bear interest		8.00%
Aggregate amount								$ 6,000
2024 Convertible Notes [Member]
Related Party Transactions [Line Items]
Aggregate amount								2,600
2024 Convertible Notes [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Related Party Transactions [Line Items]
Convertible loan								$ 3,400
Bear interest								8.00%
Aggregate amount							$ 1,000
Maturity date	Mar. 31, 2026
Promissory Notes [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Related Party Transactions [Line Items]
Bear interest	10.00%		10.00%	10.00%	9.00%	9.00%
Aggregate amount	$ 2,200		$ 2,200	$ 2,200	$ 2,500	$ 2,500
Repaid interest percentage	50.00%		50.00%	50.00%